Description on Plan (Tables)	12 Months Ended
Dec. 31, 2024
EPB 005 [Member]
Employee Benefit Plan, Description of Plan [Line Items]
Vesting Schedule	Vesting for Group 1 and Group 4 covered employees’ employer matching contributions is in accordance with the following schedule:

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Years of Service *	% Vested
Less than 2	0%
2 but less than 3	20%
3 but less than 4	40%
4 but less than 5	60%
5 but less than 6	80%
6 or more	100%

Delta covered employees become 100% vested in their Essential 401(k) Plan matching contribution accounts following the completion of three years of service**. Vesting for Delta covered employees’ Delta Plan matching contribution accounts is in accordance with the following schedule:

Years of Service	% Vested
Less than 1	0%
1 but less than 2	20%
2 but less than 3	40%
3 but less than 4	60%
4 but less than 5	80%
5 or more	100%

Vesting for Delta covered employees’ Delta Plan profit sharing contribution accounts is in accordance with the following schedule:

Years of Service**	% Vested
Less than 2	0%
2 but less than 3	20%
3 but less than 4	40%
4 but less than 5	60%
5 but less than 6	80%
6 or more	100%

*	Effective July 1, 2022, a “year of service” for vesting purposes is based on anniversary date.
**	“Year of service” for vesting purposes shall mean periods on or after July 1, 2022 and period of service for vesting credited under their predecessor plan as of June 30, 2022.